Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Corporate Bond Fund), Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	7.15%